Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (0.4)	$ (0.6)
Net transfer from Timken	(237.1)
Other comprehensive income before reclassifications, before income tax	(110.5)	0.2
Amounts reclassified from accumulated other comprehensive income, before income tax	19.2
Income tax benefit	31.5	0.0
Net current period other comprehensive income, net of income tax	(59.8)	0.2	$ 0.9
Accumulated Other Comprehensive Income (Loss), Net of Tax	(297.3)	(0.4)	(0.6)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(0.4)	(0.6)
Net transfer from Timken	(3.2)
Other comprehensive income before reclassifications, before income tax	(1.2)	0.2
Amounts reclassified from accumulated other comprehensive income, before income tax	0.0
Income tax benefit	0.0	0.0
Net current period other comprehensive income, net of income tax	(1.2)	0.2
Accumulated Other Comprehensive Income (Loss), Net of Tax	(4.8)	(0.4)	(0.6)
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	0.0	0.0
Net transfer from Timken	(233.9)
Other comprehensive income before reclassifications, before income tax	(109.3)	0.0
Amounts reclassified from accumulated other comprehensive income, before income tax	19.2
Income tax benefit	31.5	0.0
Net current period other comprehensive income, net of income tax	(58.6)	0.0
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (292.5)	$ 0.0	$ 0.0